Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Allocation of net income	$ (5,000)	$ 5,162,251	$ 8,008,646	$ 16,700,633	$ 22,511,785
Common Class A [Member]
Numerator:
Allocation of net income		$ 4,129,801	$ 6,406,917	$ 13,360,506	$ 17,918,827
Denominator:
Basic weighted average shares outstanding		75,000,000	75,000,000	75,000,000	73,150,685
Diluted weighted average shares outstanding		75,000,000	75,000,000	75,000,000	73,150,685
Basic net income per ordinary shares	$ 0	$ 0.06	$ 0.09	$ 0.18	$ 0.24
Diluted net income per ordinary shares	$ 0	$ 0.06	$ 0.09	$ 0.18	$ 0.24
Common Class B [Member]
Numerator:
Allocation of net income	$ (5,000)	$ 1,032,450	$ 1,601,729	$ 3,340,127	$ 4,592,958
Denominator:
Basic weighted average shares outstanding	18,750,000	18,750,000	18,750,000	18,750,000	18,750,000
Diluted weighted average shares outstanding	18,750,000	18,750,000	18,750,000	18,750,000	18,750,000
Basic net income per ordinary shares	$ 0	$ 0.06	$ 0.09	$ 0.18	$ 0.24
Diluted net income per ordinary shares	$ 0	$ 0.06	$ 0.09	$ 0.18	$ 0.24